Related party transactions (Tables)	12 Months Ended
Jun. 30, 2018
Related party transactions [abstract]
Schedule of company's senior management

The Company’s Senior Management in the Operation Center in Argentina is composed of as follows:

Name	Date of Birth	Position	Actual position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Daniel R. Elsztain	12/22/1972	Operating Manager	2012
Arnaldo Jawerbaum	08/13/1966	Investment Manager	2017
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

The Company’s Senior Management in the Operation Center in Israel is composed of as follows:

Name	Date of Birth	Position	Actual position since
Sholem Lapidot	22/10/1979	General Manager	2016
Gil Kotler	10/04/1966	Financial Manager	2016
Aaron Kaufman	03/03/1970	Vice president and General Assessor	2016

Schedule of balances with related parties

The following is a summary presentation of the balances with related parties as of June 30, 2018 and 2017:

Item	June 30, 2018	June 30, 2017
Trade and other receivables	748	1,434
Investments in financial assets	343	324
Trade and other payables	(191)	(172)
Borrowings	(10)	(11)
Total	890	1,575

Related company	June 30, 2018	June 30, 2017	Description of transaction	Item
Manibil S.A.	72	84	Contributions in advance	Trade and other receivables
New Lipstick LLC	585	-	Loans granted	Trade and other receivables
	7	-	Reimbursement of expenses receivables	Trade and other receivables
Condor	-	8	Dividends receivables	Trade and other receivables
	135	82	Public companies securities	Investments in financial assets
LRSA	29	29	Leases and/or rights of use	Trade and other receivables
	(1)	-	Reimbursement of expenses not yet paid	Trade and other payables
	7	-	Dividends receivables	Trade and other receivables
Other associates and joint ventures	-	-	Loans granted	Trade and other receivables
	1	8	Reimbursement of expenses receivables	Trade and other receivables
	-	(5)	Commissions	Trade and other payables
	(10)	(11)	Loans received	Borrowings
	(1)	-	Leases and/or rights of use not yet paid	Trade and other payables
	4	3	Leases and/or rights of use receivables	Trade and other receivables
	1	5	Management fees receivables	Trade and other receivables
	7	-	Loans granted	Trade and other receivables
	-	(1)	Advertising spaces not yet paid	Trade and other payables
	-	1	Share-based payments	Trade and other receivables
	1	-	Long-term incentive plan	Trade and other receivables
	(1)	(1)	Reimbursement of expenses not yet paid	Trade and other payables
Total associates and joint ventures	836	202
Cresud	(16)	(36)	Reimbursement of expenses not yet paid	Trade and other payables
	(56)	(22)	Corporate services not yet paid	Trade and other payables
	208	242	NCN	Investments in financial assets
	-	5	Leases and/or rights of use receivables	Trade and other receivables
	(2)	-	Leases and/or rights of use not yet paid	Trade and other payables
	(22)	-	Management fee	Trade and other payables
	(3)	-	Share-based payments	Trade and other payables
	-	(1)	Long-term incentive plan	Trade and other payables
Total parent company	109	188
IFISA	-	1,283	Loans granted	Trade and other receivables
Taaman	-	(24)	Leases and/or rights of use not yet paid	Trade and other payables
Willifood	-	(29)	Leases and/or rights of use not yet paid	Trade and other payables
RES LP	2	-	Reimbursement of expenses receivables	Trade and other receivables
	19	-	Dividends receivables	Trade and other receivables
Directors	(83)	(44)	Fees for services received	Trade and other payables
Others (1)	1	1	Leases and/or rights of use receivables	Trade and other receivables
	7	2	Fees not yet paid	Trade and other receivables
	(1)	(4)	Fees for services received	Trade and other payables
Total others	(55)	1,185
Total at the end of the year	890	1,575

(1)  Includes CAMSA. Avenida compras and Avenida Inc., Estudio Zang, Bergel & Viñes, Austral Gold, Fundación IRSA, Hamonet S.A., Museo de los Niños.

Schedule of results with related parties

The following is a summary of the results with related parties for the years ended June 30, 2018 and 2017:

Related party	June 30, 2018	June 30, 2017	June 30, 2016	Description of transaction
BACS	17	1	6	Leases and/or rights of use
	-	39	21	Financial operations
Adama	-	293	16	Corporate services
Manibil	38	-	-	Corporate services
Condor	119	235	122	Financial operations
La Rural S.A.	12	-	-	Leases and/or rights of use
	13	-	-	Financial operations
Tarshop	16	14	12	Leases and/or rights of use
ISPRO - Mehadrin	117	-	57	Corporate services
Other associates and joint ventures	1	(4)	(8)	Financial operations
	7	16	3	Leases and/or rights of use
	5	-	-	Fees and remunerations
	(1)	-	-	Corporate services
	-	4	3	Management fees
Total associates and joint ventures	344	598	232
Cresud	5	2	7	Leases and/or rights of use
	(227)	(177)	(121)	Corporate services
	151	62	74	Financial operations
Total parent company	(71)	(113)	(40)
IFISA	56	(116)	31	Financial operations
Directors	(218)	(113)	(146)	Fees and remunerations
Estudio Zang, Bergel & Viñes	(15)	-	-	Fees and remunerations
Taaman	157	-	-	Corporate services
Fundación IRSA	(13)	-	-	Donations
Exportaciones Agroindustriales Arg.	(21)	-	-	Corporate services
BHN Vida S.A.	4	18	-	Leases and/or rights of use
Willifood	134	-	-	Corporate services
Others (1)	5	-	-	Corporate services
	1	4	(1)	Leases and/or rights of use
	13	-	-	Financial operations
	-	(9)	(8)	Donations
	4	-	-	Fees and remunerations
	-	(4)	(5)	Legal services
Total others	107	(220)	(129)
Total at the end of the year	380	265	63

(1) It includes Isaac Elsztain e Hijos, CAMSA. Hamonet S.A., Ramat Hanassi, Estudio Zang, Bergel & Viñes, and Fundación IRSA.

Schedule of transactions with related parties

The following is a summary of the transactions with related parties for the years ended June 30, 2018 and 2017:

Related party	June 30, 2018	June 30, 2017	Description of the operation
La Rural S.A.	34	9	Dividends received
Cyrsa	-	7	Dividends received
Baicom	-	1	Dividends received
NPSF	9	12	Dividends received
Manaman	25	36	Dividends received
Manibil	-	19	Dividends received
Ramat Hanassi	20	-	Dividends received
PBEL	-	-	Dividends received
EMCO	91	101	Dividends received
Aviareps	-	36	Dividends received
Tourism & Recreation Holdings Ltd.	25	7	Dividends received
Condor	55	22	Dividends received
Banco Hipotecario	60	-	Dividends received
Cresud	882	-	Dividends paid
Helmir	5	-	Dividends paid
Total distribution	1,206	250
Manibil	45	38	Irrevocable contributions
Puerto Retiro	-	2	Irrevocable contributions
Avenida Inc.	7	-	Irrevocable contributions
Ramat Hanassi	9	102	Irrevocable contributions
PBS-Romania	-	7	Irrevocable contributions
Secdo / SixGill	34	-	Irrevocable contributions
PBEL	-	8	Irrevocable contributions
Secured Touch	5	-	Irrevocable contributions
Open Legacy	17	-	Irrevocable contributions
Quality	39	3	Irrevocable contributions
Total subsidiaries contributions	156	160
IFISA (see Note 4.)	1,968	-	Acquisition of non-controlling interest
Total other transactions	2,124	160